FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2022 USD ($)
Financial Instruments Financial Risks And Capital Risks Management
Increase decrease in sensitivity percent	5.00%			5.00%
Borrowings, interest rate basis	50
Increase decrease in profit	$ 17,509	$ 18,199	$ 21,687
Concentrations of risk	The Group has concentration of credit risk as 64.3% (2024: 67.4%, 2023: 55.2%) and 89.2% (2024: 89.1%, 2023: 89.9%) of the total trade receivables was due from the Group’s largest customer and the five largest customers respectively. In order to minimize the credit risk, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals
Impairment loss recognised in profit or loss, trade receivables	$ 807,536	315,976	253,459
Other receivables and deposits	162,498
Cash and bank balances	966,807	2,963,301	$ 3,979,416		$ 5,082,587
Current assets	13,843,649	20,934,798
Current liabilities	$ 10,553,801	$ 18,898,116